Cover	Jun. 24, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 24, 2025
Entity Registrant Name	ACACIA RESEARCH CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37721
Entity Tax Identification Number	95-4405754
Entity Address, Address Line One	767 Third Avenue,
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	949
Local Phone Number	480-8300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ACTG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000934549
Amendment Flag	false